Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Tax Expense (Benefit)

The tax expense (benefit) comprises:

	Years Ended December 31, (Amount in Thousands)
	2016	2017	2018	2018
	RMB	RMB	RMB	US$
Current Tax	166,564	198,841	246,079	35,791
Deferred Tax	(8,567)	244	(23,759)	(3,456)
Total	157,997	199,085	222,320	32,335

Reconciliation Between Statutory Tax Rate to Income Before Income Taxes and Actual Provision for Income Taxes

Reconciliation between the statutory tax rate to income before income taxes and the actual provision for income taxes is as follows:

	Years Ended December 31,
	2016	2017	2018
PRC income tax rate	25.00%	25.00%	25.00%
Expenses not deductible for tax purposes	0.17%	0.14%	0.38%
Effect of tax-free investment income	(4.44%)	(2.03%)	(0.49%)
Effect of uncertain tax positions	(0.01%)	—	—
Effect of different tax rate of subsidiary operation in other jurisdiction	(3.96%)	(3.30%)	(2.54%)
Effect of deferred tax asset allowance	4.70%	1.07%	1.57%
Effect of tax holidays	(1.82%)	(0.73%)	(1.00%)
Effect of intra-group share transfer	1.96%	—	—
Effect of income from equity in Fund of Fund	—	1.92%	0.49%
Effect of true-ups	(0.20%)	0.84%	(1.51%)
Effect of others	0.14%	0.01%	0.10%
	21.54%	22.92%	22.00%

Aggregate Amount and Per Share Effect of the Tax Holiday

The aggregate amount and per share effect of the Tax Holiday (including effect of timing difference reversed in the year with different rate) are as follows:

	Years Ended December 31, (Amount in Thousands Except Shares Data)
	2016	2017	2018	2018
	RMB	RMB	RMB	US$
Aggregate	13,363	6,367	10,106	1,470
Per share effect-basic	0.47	0.23	0.35	0.05
Per share effect-diluted	0.44	0.21	0.33	0.05

Principal Components of Deferred Income Tax Asset and Liabilities

The principal components of the deferred income tax asset and liabilities are as follows:

	As of December 31, (Amount in Thousands)
	2017	2018	2018
	RMB	RMB	US$
Deferred tax assets:
Accrued expenses	37,990	5,743	835
Tax loss carry forward	41,185	117,978	17,159
Unrealized other income	2,662	2,012	293
Others	—	3,302	480
Gross deferred tax assets	81,837	129,035	18,767
Valuation allowance	(9,183)	(15,651)	(2,276)
Net deferred tax assets	72,654	113,384	16,491
Deferred tax liabilities:
Unrealized investment income	50,121	67,092	9,758
Net deferred tax liabilities (after offsetting)	50,121	67,092	9,758